Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Taxes	Royalties	Fees	Infrastructure	Comm. Social Resp.	Total Payments	Tax Refund
Total	$ 69.4	$ 70.9	$ 9.6	$ 2.1	$ 16.5	$ 168.5
Alcoa of Australia Ltd.
Total	69.2	56.5	7.9		1.0	134.6	$ 72.7
Alcoa of Australia Ltd. | Darling Range
Total	69.2	56.5	7.9		1.0	134.6	$ 72.7
Alcoa World Alumina Brasil Ltda.
Total		13.9	1.5	2.1	15.5	33.0
Alcoa World Alumina Brasil Ltda. | Juruti
Total		13.9	1.5	$ 2.1	$ 15.5	33.0
Alcoa Aluminio S.A.
Total	0.2	0.5	0.2			0.9
Alcoa Aluminio S.A. | Pocos de Caldas
Total	$ 0.2	$ 0.5	$ 0.2			$ 0.9